Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Operations
Sales	$ 2,456,013	$ 73,615	$ 4,618,045	$ 73,615	$ 1,316,304
Cost of Goods Sold	1,267,366	61,337	2,393,610	61,337	914,759
Gross Profit	1,188,647	12,278	2,224,435	12,278	401,545
General and Administrative expense	226,072	1,764	436,238	2,480	110,520	$ 56,177
Salaries	354,494	0	723,154	0	258,913
Rent	99,735	20,000	229,470	20,000	146,013	10,000
Utilities	28,243	0	61,696	0	29,956
Professional fees	21,931	0	48,051	0	18,728	16,284
Consulting	153,630	173,500	370,982	278,500	667,976	383,973
Depreciation	91,604		187,710	0	232,271
Total Expenses	975,709	195,264	2,057,301	300,980	1,464,377	466,434
Net Profit From Operations	212,938	(182,986)	167,134	(288,702)	(1,062,832)	(466,434)
Other Income / (Expenses)
Gain on Debt settlement	312,583		312,583	0
Financing Fees	(50,574)	0	(1,542,701)	0	(36,860)	(23,800)
Interest Expense	(42,649)	0	(73,193)	0	(70,974)
Net Profit / (Loss) Before Income Taxes	432,298	(182,986)	(1,136,177)	(288,702)	(1,170,666)	(490,234)
Income Tax Expense	0	0	0	0
Net Profit / (Loss)	$ 432,298	$ (182,986)	$ (1,136,177)	$ (288,702)	$ (1,170,666)	$ (490,234)
NET PROFIT / (LOSS) PER COMMON SHARE - BASIC	$ 0.03	$ (0.01)	$ (0.09)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	12,642,678	12,508,011	12,570,534	12,508,011
NET PROFIT / (LOSS) PER COMMON SHARE - DILUTED	$ 0.02	$ (0.01)	$ (0.09)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED	24,824,912	12,508,011	12,570,534	12,508,011
NET LOSS PER COMMON SHARE - BASIC & DILUTED					$ (0.09)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC & DILUTED					12,508,011	12,508,011